Risks and Concentration - Supplier's concentration (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total purchases | Supplier concentration risk | Supplier A
Risks and Concentration
Concentration risk percentage	15.00%	25.00%	13.00%